Investment Securities - Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Securities [Abstract]
Less than 12 months - Fair value	$ 123	$ 592
Less than 12 months - Gross Unrecognized Loss	0	7
More than 12 months - Fair value	1,485	2,047
More than 12 months - Gross Unrecognized Loss	40	97
Fair Value	1,608	2,639
Gross Unrecognized Losses	40	104
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Investment Securities [Abstract]
Less than 12 months - Fair value	123	592
Less than 12 months - Gross Unrecognized Loss	0	7
More than 12 months - Fair value	1,485	2,047
More than 12 months - Gross Unrecognized Loss	40	97
Fair Value	1,608	2,639
Gross Unrecognized Losses	$ 40	$ 104